Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

NOTE 16: FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Restricted Cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Accounts receivable, net: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and no significant changes in interest rates. All amounts that are assumed to be uncollectible are written-off and/or reserved.

Accounts payable: The carrying amount of accounts payable reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.

Due from related parties, long-term: The carrying amount of due from related parties, long-term reported in the balance sheet approximates its fair value.

Other long-term debt, net of deferred finance costs: As a result of the adoption of ASU 2015-03, the book value has been adjusted to reflect the net presentation of deferred financing costs. The outstanding balance of the floating rate loans continues to approximate its fair value, excluding the effect of any deferred finance costs.

Ship Mortgage Notes and premiums: The fair value of the 2021 Notes, which has a fixed rate, was determined based on quoted market prices, as indicated in the table below.

Assets held for sale: The carrying amount of assets held for sale includes vessels held for sale of which carry amount approximates its fair value due to the fact that their remeasurement was based on either concluded sales prices or third party valuations performed on an individual basis and no significant changes in fair values of similar vessels and other assets held for sale of which carrying amount approximates the fair value due to the short-term nature and no significant changes in interest rates

Liabilities associated with assets held for sale: Liabilities associated with assets held for sale consist mainly of floating rate loans and continue to approximate their fair value

	December 31, 2020		December 31, 2019
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$40,594	$40,594	$43,561	$43,561
Restricted cash	$763	$763	$490	$490
Accounts receivable	$8,151	$8,151	$34,235	$34,235
Accounts payable	$10,605	$10,605	$15,355	$15,355
Ship mortgage notes and premium	$600,638	$400,554	$653,614	$527,005
Other long-term debt, net of deferred finance costs	$475,949	$484,529	$519,503	$529,138
Due from related parties, long-term	$14,658	$14,658	$42,878	$42,878
Assets held for sale	$77,831	$77,831	$—	$—
Liabilities associated with assets held for sale	$34,071	$34,071	$—	$—

Fair Value Measurements

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, is as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of December 31, 2020 and December 31, 2019.

	Fair Value Measurements at December 31, 2020 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$40,594	$40,594	$—	$—
Restricted cash	$763	$763	$—	$—
Accounts receivable	$8,151	$8,151	$—	$—
Accounts payable	$10,605	$10,605	$—	$—
Ship mortgage notes and premium	$400,554	$400,554	$—	$—
Other long-term debt(1)	$484,529	$—	$484,529	$—
Due from related parties, long-term(2)	$14,658	$—	$14,658	$—
Assets held for sale (3)	$77,831	$—	$77,831	$—
Liabilities associated with assets held for sale(4)	$34,071	$—	$34,071	$—

	Fair Value Measurements at December 31, 2019 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$43,561	$43,561	$—	$—
Restricted cash	$490	$490	$—	$—
Accounts receivable	$34,235	$34,235	$—	$—
Accounts payable	$15,355	$15,355	$—	$—
Ship mortgage notes and premium	$527,005	$527,005	$—	$—
Other long-term debt(1)	$529,138	$—	$529,138	$—
Due from related parties, long-term(2)	$42,878	$—	$42,878	$—

(1)	The fair value of the Company’s other long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.
(2)	The fair value of the Company’s long term amounts due from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.
(3)	The fair value of the Company’s assets held for sale depends on the fair value of the vessels accounted for as held for sale and is estimated based on their conluded sale prices or third party valuations performed on an individual basis using currently available data for vessels with similar characteristics, age and capacity. The fair value of assets held for sale is considered level 2.
(4)	The fair value of the Company’s liabilities associated with assets held for sale depends mainly on the fair value of floating rate loans and is based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness. The fair value of the liabilities associated with assets held for sale is considered level 2.